Long-Term Loans, Net of Current Maturities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Long-Term Loans, Net of Current Maturities [Abstract]
Short term credit line	$ 1,307
Annual interest percentage	7.54%